Document and Entity Information	6 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Trading Symbol	ZAYO
Entity Registrant Name	Zayo Group Holdings, Inc.
Entity Central Index Key	0001608249
Entity Filer Category	Non-accelerated Filer